Income tax - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 52,475	$ 26,245
Non-capital losses carried forward [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	21,590	21,594
Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,034	250
Investment in associate [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	275
Accounts payable and accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,036	1,642
Lease liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,105	8
Asset retirement provision [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	22,880	0
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	2,476
Other [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 354	$ 0